Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - Pathfinder Digital Assets LLC [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Accounts Payable And Accrued Liabilities [Line Items]
Offering costs	$ 500,000	$ 477,531	$ 277,485
Accounts payable	74,604	172,633
Professional fees	33,879	91,049	$ 104,166
Custody fee	0	9,374
Total	$ 608,483	$ 750,587